[LOGO]  MUTUAL FUNDS
        FOR PEOPLE                                                   [STATUE OF
        WHO MAY                                                       LIBERTY]
        INVEST



Semiannual Report June 30, 2001



                                   EATON VANCE
[WHITE HOUSE]                      GOVERNMENT
                                   OBLIGATIONS
                                      FUND



[AMERICAN FLAG]

Eaton Vance Government Obligations Fund as of June 30, 2001

INVESTMENT UPDATE

                   Investment Environment
                   ---------------------------------

                   The Economy
                   - The U.S. economy weakened
                   significantly in the first half of
                   2001, amid increasing layoffs in
                   key employment sectors. Gross
                   Domestic Product rose an anemic
[Photo of          0.7% in the second quarter of
Susan Schiff]      2001, in sharp contrast to the
Portfolio Manager  5.6% growth rate posted in the
                   same quarter a year earlier.

- In an effort to jump-start the stagnant economy, the Federal Reserve began in January a campaign to lower interest rates. As industrial production contin-ued to decline and inflation remained in check, the Fed lowered its benchmark Federal Funds rate a total of 275 basis points (2.75%) by June 30.

- Quality spreads - the yield differential of mortgage-backed securities (MBS) over Treasury bonds - narrowed slightly during the six-month period.
  The strong performance of MBS was the result of lower interest rates and the fact that, amid continu-ing economic concerns, the anticipated uptick in mortgage refinancings failed to materialize.

The Fund
-----------------------------------
Performance for the Past Six Months

- The Fund's Class A shares had a total return of 4.33% during the six months ended June 30, 2001.(1)
  This return resulted from an increase in net asset value per share (NAV) to $9.87 on June 30, 2001 from $9.81 on December 31, 2000, and the reinvest-ment of $0.358 in dividends.

- The Fund's Class B shares had a total return of 4.03% during the six months ended June 30, 2001.(1)
  This return resulted from an increase in NAV to $8.51 on June 30, 2000 from $8.45 on December 31, 2000, and the reinvestment of $0.277 in dividends.

- The Fund's Class C shares had a total return of 3.90% during the six months ended June 30, 2001.(1)
  This return resulted from an increase in NAV to $8.50 on June 30, 2001 from $8.45 on December 31, 2000, and the reinvestment of $0.277 in dividends.

- The Fund outperformed its Lipper Short/Intermediate
  Government Bond Fund Classification peer group, which had an average total return of 3.13%.(2)
  In response to the Federal Reserve's aggressive lowering of interest rates, the short-end of the Treasury bond market outperformed longer maturi-ties. For example, one-year Treasury yields declined
  153 basis points (1.53%) while 30-year bond yields actually rose 62 basis points (0.62%).

  Management Discussion
- In this more favorable market climate for govern-ment funds, management positioned the Portfolio to participate more fully in the market rally. The
  Portfolio's seasoned MBS, characterized by less volatile prepayment rates, performed well during the period. In addition, management slightly increased the Portfolio's duration, to 3.7 years at June 30, 2001.

- Within the mortgage-backed securities segment, the Portfolio continued to focus on moderately seasoned FHA/VA securities. Because of their explicit government backing, these issues are considered very high quality securities, which generally provide an attractive yield advantage over Treasuries.

- The Portfolio maintained a significant investment in government agency debentures. Agencies such as Federal Home Loan Mortgage Corp. (Freddie Mac) are government-sponsored enterprises created to provide liquidity for the mortgage market. Agency security quality spreads over Treasuries remained near their historical highs. We believe they are a compelling, high quality investment in a period of economic uncertainty.

--------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------

Fund Information
as of June 30, 2001


Performance(3)          Class A   Class B   Class C
-------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------
One Year                10.66%    10.04%    9.89%
Five Years               6.20      5.43     5.33
Ten Years                6.69      N.A.     N.A.
Life of Fund+            8.29      4.94     4.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------
One Year                 5.39%     5.04%    8.89%
Five Years               5.17      5.13     5.33
Ten Years                6.17      N.A.     N.A.
Life of Fund+            7.98      4.94     4.77

+Inception dates: Class A: 8/24/84; Class B: 11/1/93; Class C: 11/1/93



(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares.

(2) The Lipper Short/Intermediate Government Bond Fund Classification includes funds that invest in securities issued or guaranteed by the U.S. Government or its agencies with maturities from 1 to 5 years. It is not possible to invest directly in a Lipper Classification.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 4.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year; for Class C, the one-year SEC return reflects a 1% CDSC.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investment in Government Obligations
   Portfolio, at value
   (identified cost, $355,237,202)        $363,645,330
Receivable for Fund shares sold                312,041
------------------------------------------------------
TOTAL ASSETS                              $363,957,371
------------------------------------------------------
Liabilities
------------------------------------------------------
Dividends payable                         $    953,274
Payable for Fund shares redeemed               399,046
Payable to affiliate for distribution
   and service fees                              5,200
Payable to affiliate for Trustees' fees          1,071
Accrued expenses                               144,323
------------------------------------------------------
TOTAL LIABILITIES                         $  1,502,914
------------------------------------------------------
NET ASSETS                                $362,454,457
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $423,259,124
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (68,342,055)
Accumulated distributions in excess of
   net investment income                      (870,740)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          8,408,128
------------------------------------------------------
TOTAL                                     $362,454,457
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $180,602,461
SHARES OUTSTANDING                          18,291,191
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.87
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.87)       $      10.36
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $134,284,222
SHARES OUTSTANDING                          15,787,518
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.51
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 47,567,774
SHARES OUTSTANDING                           5,595,621
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.50
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2001
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $14,480,182
Security lending income allocated
   from Portfolio                             691,276
Expenses allocated from Portfolio          (1,512,154)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $13,659,304
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     2,116
Distribution and service fees
   Class A                                    231,652
   Class B                                    629,260
   Class C                                    194,491
Transfer and dividend disbursing agent
   fees                                       215,328
Registration fees                              48,968
Printing and postage                           16,045
Custodian fee                                  12,059
Legal and accounting services                  10,657
Miscellaneous                                  61,569
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,422,145
-----------------------------------------------------

NET INVESTMENT INCOME                     $12,237,159
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,428,676)
   Financial futures contracts             (1,147,550)
-----------------------------------------------------
NET REALIZED LOSS                         $(3,576,226)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 4,159,558
   Financial futures contracts              1,262,277
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 5,421,835
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 1,845,609
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $14,082,768
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $     12,237,159  $      22,703,409
   Net realized loss                            (3,576,226)        (7,035,835)
   Net change in unrealized
      appreciation (depreciation)                5,421,835         10,971,497
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     14,082,768  $      26,639,071
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (6,743,822) $     (13,821,499)
      Class B                                   (4,096,422)        (6,996,495)
      Class C                                   (1,266,663)        (1,796,691)
   Tax return of capital
      Class A                                           --           (294,808)
      Class B                                           --           (221,463)
      Class C                                           --            (48,889)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (12,106,907) $     (23,179,845)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     63,410,642  $      80,729,796
      Class B                                   27,715,861         38,058,380
      Class C                                   26,084,735         15,656,625
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    2,809,891          5,881,364
      Class B                                    1,814,526          2,750,836
      Class C                                      666,264            890,204
   Cost of shares redeemed
      Class A                                  (70,419,148)      (100,172,497)
      Class B                                  (16,549,144)       (38,385,232)
      Class C                                  (12,106,114)       (14,725,445)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     23,427,513  $      (9,315,969)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     25,403,374  $      (5,856,743)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    337,051,083  $     342,907,826
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    362,454,457  $     337,051,083
-----------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (870,740) $        (966,366)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        -------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2000(1)        1999(1)        1998(1)        1997         1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.810          $  9.700       $ 10.400       $ 10.620      $ 10.680     $ 11.020
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.360          $  0.717       $  0.745       $  0.783      $  0.799     $  0.810
Net realized and unrealized
   gain (loss)                           0.057             0.127         (0.689)        (0.215)       (0.051)      (0.340)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.417          $  0.844       $  0.056       $  0.568      $  0.748     $  0.470
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.357)         $ (0.718)      $ (0.743)      $ (0.781)     $ (0.801)    $ (0.810)
From tax return of capital                  --            (0.016)        (0.013)        (0.007)       (0.007)          --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.357)         $ (0.734)      $ (0.756)      $ (0.788)     $ (0.808)    $ (0.810)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.870          $  9.810       $  9.700       $ 10.400      $ 10.620     $ 10.680
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.33%             9.12%          0.56%          5.56%         7.26%        4.52%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $180,602          $183,657       $195,162       $251,727      $276,781     $302,963
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(4)                  1.29%(5)          1.21%          1.23%          1.25%         1.24%        1.16%
   Interest expense(4)                    0.03%(5)          0.02%          0.02%          0.07%           --           --
   Net investment income                  7.32%(5)          7.44%          7.43%          7.46%         7.57%        7.59%
Portfolio Turnover of the
   Portfolio                                10%               22%            18%            48%           20%          11%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change on net investment income per share or on the ratio of net investment income to average net assets for the six months ended June 30, 2001 was less than $0.001 per share and 0.01%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS B
                                  --------------------------------------------------------------
                                  SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        -----------------------------------------
                                  (UNAUDITED)(1)(2)      2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  8.450          $  8.350       $  8.950       $  9.140
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income                 $  0.280          $  0.557       $  0.576       $  0.602
Net realized and unrealized
   gain (loss)                           0.055             0.109         (0.594)        (0.182)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.335          $  0.666       $ (0.018)      $  0.420
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net investment income            $ (0.275)         $ (0.550)      $ (0.569)      $ (0.603)
From tax return of capital                  --            (0.016)        (0.013)        (0.007)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.275)         $ (0.566)      $ (0.582)      $ (0.610)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  8.510          $  8.450       $  8.350       $  8.950
------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.03%             8.33%         (0.20)%         4.76%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $134,284          $120,557       $116,913       $132,013
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(4)                  2.04%(5)          1.95%          1.98%          2.00%
   Interest expense(4)                    0.03%(5)          0.02%          0.02%          0.07%
   Net investment income                  6.62%(5)          6.72%          6.68%          6.66%
Portfolio Turnover of the
   Portfolio                                10%               22%            18%            48%
------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change on net investment income per share or on the ratio of net investment income to average net assets for the six months ended June 30, 2001 was less than $0.001 per share and 0.01%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS C
                                  --------------------------------------------------------------
                                  SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001        -----------------------------------------
                                  (UNAUDITED)(1)(2)      2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.450           $ 8.360        $ 8.960        $ 9.130
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income                  $ 0.277           $ 0.551        $ 0.576        $ 0.607
Net realized and unrealized
   gain (loss)                           0.048             0.105         (0.594)        (0.172)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.325           $ 0.656        $(0.018)       $ 0.435
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net investment income             $(0.275)          $(0.550)       $(0.569)       $(0.599)
From tax return of capital                  --            (0.016)        (0.013)        (0.006)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.275)          $(0.566)       $(0.582)       $(0.605)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.500           $ 8.450        $ 8.360        $ 8.960
------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.90%             8.19%         (0.20)%         4.92%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $47,568           $32,837        $30,833        $34,719
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(4)                  2.03%(5)          2.04%          1.98%          2.00%
   Interest expense(4)                    0.03%(5)          0.02%          0.02%          0.07%
   Net investment income                  6.56%(5)          6.64%          6.67%          6.71%
Portfolio Turnover of the
   Portfolio                                10%               22%            18%            48%
------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change on net investment income per share or on the ratio of net investment income to average net assets for the six months ended June 30, 2001 was less than $0.001 per share and 0.01%, respectively. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sale charge (see Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.1% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund. Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $34,626 reduction in cost of investment in Portfolio and a corresponding $34,626 increase to unrealized appreciation.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $59,705,249 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers will expire on December 31, 2001 ($70,869), December 31, 2002 ($17,954,518), December 31,
   2003 ($2,688,390), December 31, 2004 ($10,207,058), December 31, 2005
   ($4,786,337), December 31, 2006 ($3,525,680), December 31, 2007 ($16,400,527)
   and December 31, 2008 ($4,071,870). At December 31, 2000, net capital losses of $647,270 attributable to security transactions incurred after October 31, 2000, are treated as arising on the first day of the Fund's current taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in over-distributions for financial statement purposes only, are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Sharesof Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                            6,402,450             8,337,938
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       284,726               610,372
    Redemptions                                     (7,109,477)          (10,350,487)
    --------------------------------------------------------------------------------
    NET DECREASE                                      (422,301)           (1,402,177)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                            3,250,329             4,557,262
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       213,438               331,460
    Redemptions                                     (1,940,737)           (4,626,290)
    --------------------------------------------------------------------------------
    NET INCREASE                                     1,523,030               262,432
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2001     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2000
    --------------------------------------------------------------------------------
    Sales                                            3,052,257             1,864,268
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        78,112               107,172
    Redemptions                                     (1,421,063)           (1,775,326)
    --------------------------------------------------------------------------------
    NET INCREASE                                     1,709,306               196,114
    --------------------------------------------------------------------------------

4 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2001, aggregated $118,350,791 and $107,529,914, respectively.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $20,213 as its portion of the sales charge on sales of Class A for the six months ended June 30, 2001.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $471,945 and $145,868 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2001, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2001, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $5,134,000 and $13,067,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2001 amounted to $231,652, $157,315 and $48,623 for Class A, Class B, and Class C shares, respectively.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see
   Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $125,000 and $5,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2001.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. GOVERNMENT AGENCY DEBENTURES -- 19.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
6.45%, 4/29/09                                $ 2,000      $  1,982,560
Federal Home Loan Mortgage Corp.,
6.625%, 9/15/09(1)                             69,000        71,382,570
-----------------------------------------------------------------------
Total U.S. Government Agency Debentures
   (identified cost, $70,540,733)                          $ 73,365,130
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 93.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.00%, with various maturities to
   2003                                       $    31      $     31,254
   5.25%, with maturity at 2005                    22            22,176
   5.50%, with various maturities to
   2011                                            83            83,244
   6.00%, with various maturities to
   2022                                           393           396,855
   6.25%, with various maturities to
   2013                                            86            86,446
   6.50%, with various maturities to
   2022                                         6,176         6,316,495
   6.75%, with various maturities to
   2008                                            99           100,355
   7.00%, with various maturities to
   2019                                         2,695         2,761,072
   7.25%, with maturity at 2003                   166           167,125
   7.50%, with various maturities to
   2020                                         5,421         5,618,986
   7.75%, with various maturities to
   2018                                           892           924,124
   7.78%, with maturity at 2022                 2,430         2,539,602
   8.00%, with various maturities to
   2026                                        28,463        29,844,824
   8.15%, with maturity at 2021                   891           937,668
   8.25%, with various maturities to
   2017                                        10,227        10,730,086
   8.50%, with various maturities to
   2025                                        20,787        22,085,231
   8.75%, with various maturities to
   2016                                         6,184         6,508,534
   9.00%, with various maturities to
   2022                                        18,354        19,607,304
   9.25%, with various maturities to
   2011                                         4,168         4,453,952
   9.50%, with various maturities to
   2022                                         3,818         4,131,971
   9.75%, with various maturities to
   2018                                         2,829         3,017,956
   10.00%, with various maturities to
   2017                                            87            94,521
   10.50%, with maturity at 2018                1,067         1,188,544
   11.00%, with various maturities to
   2020                                         6,005         6,755,341
   11.50%, with maturity at 2015                  264           300,459
   12.00%, with various maturities to
   2019                                           932         1,068,656
   12.25%, with various maturities to
   2019                                           972         1,115,809
   12.50%, with various maturities to
   2019                                         7,660         8,873,547
   12.75%, with various maturities to
   2015                                           242           280,311
   13.00%, with various maturities to
   2019                                         1,794         2,105,616
   13.25%, with various maturities to
   2019                                           146           171,826
   13.50%, with various maturities to
   2019                                         1,954         2,277,962
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   14.00%, with various maturities to
   2016                                       $   740      $    881,653
   14.50%, with various maturities to
   2014                                            88           104,778
   14.75%, with maturity at 2010                  242           286,047
   15.00%, with various maturities to
   2013                                           372           453,889
   15.25%, with maturity at 2012                   36            45,193
   15.50%, with various maturities to
   2012                                            46            56,204
   16.00%, with maturity at 2012                   53            65,516
   16.25%, with various maturities to
   2012                                            79            97,807
-----------------------------------------------------------------------
                                                           $146,588,939
-----------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014               $    30      $     25,785
   3.50%, with maturity at 2007                    23            22,876
   5.00%, with various maturities to
   2017                                            82            80,525
   5.25%, with maturity at 2006                    54            54,180
   5.50%, with maturity at 2006                    36            36,170
   5.75%, with maturity at 2003                     1             1,352
   6.00%, with various maturities to
   2010                                           422           425,827
   6.25%, with various maturities to
   2007                                            74            74,023
   6.50%, with various maturities to
   2017                                           247           252,565
   6.75%, with various maturities to
   2007                                            72            72,820
   7.00%, with various maturities to
   2017                                           911           935,807
   7.25%, with various maturities to
   2008                                         1,250         1,291,846
   7.50%, with various maturities to
   2020                                         3,680         3,813,171
   7.75%, with various maturities to
   2008                                           411           425,668
   8.00%, with various maturities to
   2022                                        26,008        27,182,911
   8.25%, with various maturities to
   2025                                        10,555        11,111,660
   8.50%, with various maturities to
   2023                                         8,642         9,144,645
   8.75%, with various maturities to
   2017                                           443           469,047
   9.00%, with various maturities to
   2022                                        17,803        19,093,807
   9.25%, with various maturities to
   2017                                         3,874         4,153,560
   9.50%, with various maturities to
   2025                                        10,654        11,588,925
   9.704%, with maturity at 2025                  950         1,051,040
   9.75%, with maturity at 2019                   115           126,380
   10.00%, with various maturities to
   2025                                         3,922         4,334,416
   10.259%, with maturity at 2020               1,004         1,114,313
   10.39%, with maturity at 2025                1,192         1,328,790
   10.50%, with maturity at 2018                1,085         1,211,058
   11.00%, with various maturities to
   2020                                         1,410         1,593,508
   11.472%, with maturity at 2025                 733           842,861
   11.50%, with various maturities to
   2019                                         7,142         8,127,230
   11.601%, with maturity at 2016               2,086         2,389,009
   11.75%, with various maturities to
   2017                                         1,281         1,467,755
   12.00%, with various maturities to
   2020                                        10,047        11,554,425
   12.25%, with various maturities to
   2015                                         1,102         1,276,608
   12.30%, with maturity at 2021                1,437         1,671,490
   12.50%, with various maturities to
   2021                                         6,298         7,307,421

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
   12.693%, with maturity at 2015             $ 1,681      $  1,980,609
   12.75%, with various maturities to
   2015                                         1,103         1,279,708
   13.00%, with various maturities to
   2027                                         4,973         5,776,856
   13.25%, with various maturities to
   2015                                         1,066         1,251,418
   13.50%, with various maturities to
   2015                                         2,646         3,144,089
   13.75%, with various maturities to
   2014                                            66            77,655
   14.00%, with various maturities to
   2014                                           140           168,100
   14.25%, with maturity at 2014                   33            40,858
   14.50%, with various maturities to
   2014                                            99           119,127
   14.75%, with maturity at 2012                1,724         2,083,751
   15.00%, with various maturities to
   2013                                         1,798         2,198,359
   15.50%, with maturity at 2012                  302           375,098
   15.75%, with maturity at 2011                   10            11,881
   16.00%, with maturity at 2012                1,327         1,645,834
-----------------------------------------------------------------------
                                                           $155,806,817
-----------------------------------------------------------------------
Government National Mortgage Assn.:
   7.25%, with various maturities to
   2022                                       $ 1,739      $  1,813,486
   7.50%, with maturity at 2017                   334           352,678
   8.00%, with various maturities to
   2017                                        15,424        16,275,329
   8.25%, with maturity at 2008                   181           191,420
   8.50%, with various maturities to
   2018                                         4,728         5,065,109
   9.00%, with various maturities to
   2011                                         6,542         7,027,864
   9.50%, with various maturities to
   2022                                         2,106         2,325,080
   10.00%, with maturity at 2025                1,399         1,550,076
   11.50%, with maturity at 2013                   89           101,270
   12.00%, with various maturities to
   2015                                         5,007         5,770,459
   12.50%, with various maturities to
   2019                                         2,464         2,873,257
   13.00%, with various maturities to
   2014                                           437           512,191
   13.50%, with various maturities to
   2012                                           110           130,165
   14.00%, with maturity at 2015                   33            39,396
   14.50%, with various maturities to
   2014                                            65            79,320
   15.00%, with various maturities to
   2013                                           337           412,891
   16.00%, with various maturities to
   2012                                            95           118,398
-----------------------------------------------------------------------
                                                           $ 44,638,389
-----------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.
   Series B Class 3 100% FHLMC PC
   Collateral, 12.50%, due 2013                    50      $     50,448
-----------------------------------------------------------------------
                                                           $     50,448
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $341,980,895)                          $347,084,593
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 1.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23           $ 6,000      $  6,879,360
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $6,292,443)                           $  6,879,360
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Island, 3.65%,
7/2/01                                        $ 3,500      $  3,500,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $3,500,000)                         $  3,500,000
-----------------------------------------------------------------------
Total Investments -- 116.2%
   (identified cost $422,314,071)                          $430,829,083
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (16.2)%                  $(60,049,168)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $370,779,915
-----------------------------------------------------------------------

 (1)  A portion of this security is on loan at June 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $422,314,071)                          $430,829,083
Cash                                            46,176
Receivable for investments sold              1,658,422
Interest receivable                          4,446,539
Prepaid expenses                                 2,513
------------------------------------------------------
TOTAL ASSETS                              $436,982,733
------------------------------------------------------
Liabilities
------------------------------------------------------
Collateral for securities loaned          $ 60,307,501
Payable for investments purchased            5,772,968
Payable to affiliate for Trustees' fees          5,435
Accrued expenses                               116,914
------------------------------------------------------
TOTAL LIABILITIES                         $ 66,202,818
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $370,779,915
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $362,264,903
Net unrealized appreciation (computed on
   the basis of identified cost)             8,515,012
------------------------------------------------------
TOTAL                                     $370,779,915
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
-----------------------------------------------------
Interest                                  $14,699,790
Security lending income                       701,760
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $15,401,550
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,347,923
Trustees' fees and expenses                     9,736
Custodian fee                                  88,947
Legal and accounting services                  17,906
Interest expense                               60,364
Miscellaneous                                  10,175
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,535,051
-----------------------------------------------------

NET INVESTMENT INCOME                     $13,866,499
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,465,436)
   Financial futures contracts             (1,160,055)
-----------------------------------------------------
NET REALIZED LOSS                         $(3,625,491)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 4,306,066
   Financial futures contracts              1,175,720
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 5,481,786
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 1,856,295
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $15,722,794
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $     13,866,499  $      24,893,826
   Net realized loss                            (3,625,491)        (7,048,869)
   Net change in unrealized
      appreciation (depreciation)                5,481,786         11,010,721
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     15,722,794  $      28,855,678
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    123,415,895  $     136,165,725
   Withdrawals                                (108,348,888)      (170,231,237)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     15,067,007  $     (34,065,512)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS     $     30,789,801  $      (5,209,834)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    339,990,114  $     345,199,948
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    370,779,915  $     339,990,114
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS (UNAUDITED)

                                          SIX MONTHS ENDED
INCREASE (DECREASE) IN CASH               JUNE 30, 2001
----------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of investments                $    (69,435,952)
   Proceeds from sales of investments
      and principal repayments                  39,505,560
   Interest received, including net
      securities lending income                 15,145,496
   Interest paid                                   (60,364)
   Operating expenses paid                      (1,488,481)
   Net decrease in short-term
      investments                                  955,000
   Financial futures contracts
      transactions                              (1,238,816)
   Net repayments for securities lending           420,750
   Decrease in unrealized gain/loss from
      futures transactions                       1,175,720
----------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $    (15,021,087)
----------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from capital contributions    $    123,415,895
   Payments for capital withdrawals           (108,348,888)
----------------------------------------------------------
NET CASH FROM FINANCING ACTIVITIES        $     15,067,007
----------------------------------------------------------

NET INCREASE IN CASH                      $         45,920
----------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $            256
----------------------------------------------------------

CASH AT END OF PERIOD                     $         46,176
----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash Used For
Operating Activities
----------------------------------------------------------
Net increase in net assets from
   operations                             $     15,722,794
Increase in receivable for investments
   sold                                           (564,508)
Increase in payable for investments
   purchased                                     3,561,975
Increase in interest receivable                   (197,559)
Decrease in payable for variation margin           (78,761)
Decrease in payable to affiliate                    (1,135)
Decrease in accrued expenses                       (12,659)
Decrease in prepaid expenses                           545
Increase in collateral securities loaned           420,750
Net increase in investments                    (33,872,529)
----------------------------------------------------------
NET CASH USED FOR OPERATING ACTIVITIES    $    (15,021,087)
----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2001       -------------------------------------------------------------
                                  (UNAUDITED)(1)        2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                     0.83%(2)        0.84%        0.83%        0.82%        0.83%        0.82%
   Interest expense                       0.03%(2)        0.02%        0.02%        0.07%          --           --
   Net investment income                  7.77%(2)        7.77%        7.79%        7.85%        7.95%        7.88%
Portfolio Turnover                          10%             22%          18%          48%          20%          11%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $370,780        $339,990     $345,200     $421,011     $433,107     $455,523
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. The effect of this change for the six months ended June 30, 2001 was a decrease in the ratio of net investment income to average net assets from 7.78% to 7.77%.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgaged-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, pass-through securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

 B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities. Prior to January 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $35,299 reduction in cost of securities and a corresponding $35,299 increase in net unrealized appreciation, based on securities held by the Portfolio on December 31, 2000.

   The effect of this change for the six months ended June 30, 2001 was a decrease in net investment income of $3,607, a decrease of net realized loss of $9 and an increase in net unrealized appreciation of $3,598.

   Also in accordance with the revised AICPA Audit and Accounting Guide for Investment Companies, effective January 1, 2001, the Portfolio reclassified losses realized on prepayments received on mortgage-backed securities, previously included in realized gains/losses, as part of interest income.

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

 D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   expenses on the Statement of Operations. For the six months ended June 30, 2001, $1,183 in credit balances were used to reduce the Portfolio's custodian fee.

 F Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 G Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 H Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Statement of Cash Flows -- The cash amount shown in the Statement of Cash
   Flows is the amount included in the Portfolio's statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at June 30, 2001.

 L Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
-------------------------------------------
   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $72,997,927, $123,210, and $39,946,858, respectively.

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2001, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $1,347,923. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.
   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2001 was $2,490,055 and the average interest rate was 4.89%.

5 Securities Lending Agreement
-------------------------------------------
   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $1,504,798 for the six months ended June 30, 2001. At June 30, 2001, the value of the securities loaned and the value of the collateral amounted to approximately $56,899,000 and $60,308,000, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $427,115,399
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,860,765
    Gross unrealized depreciation               (2,147,081)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,713,684
    ------------------------------------------------------

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2001 there were no outstanding obligations under these financial instruments.

EATON VANCE GOVERNMENT OBLIGATIONS FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

GOVERNMENT OBLIGATIONS PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Susan Schiff
Vice President and
Portfolio Manager

Mark Venezia
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GOVERNMENT OBLIGATIONS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies, call:
                       1-800-262-1122


                     EATON VANCE GOVERNMENT OBLIGATIONS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


-------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

140- 8/01                                                                 GOSRC